Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
September 30, 2025
VIPF2015-NPRT3-1125
1.822346.120
Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	875,355	8,219,584
Fidelity International Bond Index Fund (a)	224,724	2,110,160
Fidelity Long-Term Treasury Bond Index Fund (a)	228,230	2,149,924
VIP High Income Portfolio - Initial Class (a)	139,421	712,442
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,013,899	19,695,928
TOTAL BOND FUNDS (Cost $33,081,865)		32,888,038

Domestic Equity Funds - 18.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	28,526	1,894,426
VIP Equity-Income Portfolio - Initial Class (a)	50,830	1,535,054
VIP Growth & Income Portfolio - Initial Class (a)	59,552	2,111,113
VIP Growth Portfolio - Initial Class (a)	28,752	3,141,406
VIP Mid Cap Portfolio - Initial Class (a)	12,544	483,307
VIP Value Portfolio - Initial Class (a)	54,866	1,071,526
VIP Value Strategies Portfolio - Initial Class (a)	33,742	531,098
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,012,835)		10,767,930

International Equity Funds - 18.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	225,395	3,453,046
VIP Overseas Portfolio - Initial Class (a)	242,121	7,329,010
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,760,194)		10,782,056

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $4,591,395)	3.98	4,591,395	4,591,395

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,446,289)	59,029,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,130)
NET ASSETS - 100.0%	59,023,289

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	8,176,222	2,162,894	2,573,290	92,982	(78,029)	531,787	8,219,584	875,355
Fidelity International Bond Index Fund	2,126,381	585,633	621,157	25,155	(9,570)	28,873	2,110,160	224,724
Fidelity Long-Term Treasury Bond Index Fund	1,792,433	1,207,703	921,878	66,447	(66,198)	137,864	2,149,924	228,230
VIP Contrafund Portfolio - Initial Class	1,920,459	607,384	862,404	61,859	43,130	185,857	1,894,426	28,526
VIP Emerging Markets Portfolio - Initial Class	4,213,215	1,142,080	2,965,372	-	644,248	418,875	3,453,046	225,395
VIP Equity-Income Portfolio - Initial Class	1,566,884	441,135	658,823	12,223	16,491	169,367	1,535,054	50,830
VIP Government Money Market Portfolio - Initial Class	3,364,905	2,996,300	1,769,810	122,892	-	-	4,591,395	4,591,395
VIP Growth & Income Portfolio - Initial Class	2,149,133	598,069	927,750	21,858	115,650	176,011	2,111,113	59,552
VIP Growth Portfolio - Initial Class	3,182,794	943,900	1,312,600	38,500	(51,606)	378,918	3,141,406	28,752
VIP High Income Portfolio - Initial Class	705,653	135,899	185,753	1,411	(1,226)	57,869	712,442	139,421
VIP Investment Grade Bond II Portfolio - Initial Class	19,944,584	5,052,740	6,520,476	4,661	(147,936)	1,367,016	19,695,928	2,013,899
VIP Mid Cap Portfolio - Initial Class	493,313	172,500	188,340	22,973	(9,092)	14,926	483,307	12,544
VIP Overseas Portfolio - Initial Class	6,870,432	2,398,427	3,309,222	82,728	415,128	954,245	7,329,010	242,121
VIP Value Portfolio - Initial Class	1,101,042	331,567	380,477	43,183	(13,706)	33,100	1,071,526	54,866
VIP Value Strategies Portfolio - Initial Class	546,899	166,196	184,263	10,247	(8,691)	10,957	531,098	33,742
	58,154,349	18,942,427	23,381,615	607,119	848,593	4,465,665	59,029,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.